WRL SERIES FUND, INC.
                                WRL JANUS GLOBAL
                                WRL JANUS GROWTH
                                 WRL AEGON BOND
                          WRL J.P. MORGAN MONEY MARKET
                 SUPPLEMENT DATED JANUARY 1, 2000 TO PROSPECTUS
   DATED MAY 1, 1999, AS SUPPLEMENTED SEPTEMBER 10, 1999 AND NOVEMBER 1, 1999

WRL JANUS GLOBAL PORTFOLIO:

The following replaces the information under the heading "HOW THE FUND IS MANAGED AND ORGANIZED - WRL Janus Global" on page 45:

HELEN YOUNG HAYES AND LAURENCE CHANG have served as co-portfolio managers of this portfolio since January 2000. Ms. Hayes previously served as manager of this portfolio since its inception. She has been employed by Janus since 1987.

Mr. Chang has been employed by Janus since 1993. Before joining Janus, Mr. Chang was a project director at the National Security Archive.

WRL JANUS GROWTH PORTFOLIO:

The following replaces the information under the heading "HOW THE FUND IS MANAGED AND ORGANIZED - WRL Janus Growth" on page 45:

EDWARD KEELY has served as manager of this portfolio since January 2000. He previously served as co-portfolio manager of this portfolio since January 1999. Prior to joining Janus in 1998, Mr. Keely was a senior vice president of investments at Founders.

WRL AEGON BOND PORTFOLIO:

The following replaces the information under the heading "HOW THE FUND IS MANAGED AND ORGANIZED - WRL AEGON Bond" on page 46:

CLIFFORD A. SHEETS, CFA and DAVID R. HALFPAP, CFA have served as co-portfolio managers of this portfolio since January 2000. Mr. Sheets previously served as co-portfolio manager of this portfolio since 1998. Mr. Sheets joined AIMI in 1990.

Mr. Halfpap has been employed by AIMI since 1975 and is currently a senior vice president.

WRL J.P. MORGAN MONEY MARKET PORTFOLIO:

The following replaces the information under the heading "HOW THE FUND IS MANAGED AND ORGANIZED - WRL J.P. Morgan Money Market" on page 46:

JOHN T. DONOHUE and MARK SETTLES have served as co-portfolio managers of this portfolio since January 2000. Mr. Donohue has been employed by J. P. Morgan since 1997 and is a portfolio manager in the Fixed Income Group. He previously served as senior money market trader. Mr. Donohue was a portfolio manager at Goldman Sachs for 10 years prior to his employment at J.P. Morgan.

MR. SETTLES is a product portfolio manager in the Short Term Fixed Income Group at J.P. Morgan. Previously, he spent five years trading dollar and euro-denominated fixed income products on J.P. Morgan's New York and London trading desks.
WRL00121

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                              WRL SERIES FUND, INC.
                                WRL JANUS GLOBAL
                                WRL JANUS GROWTH

                 SUPPLEMENT DATED JANUARY 1, 2000 TO PROSPECTUS
   DATED MAY 1, 1999, AS SUPPLEMENTED SEPTEMBER 10, 1999 AND NOVEMBER 1, 1999

WRL JANUS GLOBAL PORTFOLIO:

The following replaces the information under the heading "HOW THE FUND IS MANAGED AND ORGANIZED - WRL Janus Global" on page 16:

HELEN YOUNG HAYES AND LAURENCE CHANG have served as co-portfolio managers of this portfolio since January 2000. Ms. Hayes previously served as manager of this portfolio since its inception. She has been employed by Janus since 1987.

Mr. Chang has been employed by Janus since 1993. Before joining Janus, Mr. Chang was a project director at the National Security Archive.

WRL JANUS GROWTH PORTFOLIO:

The following replaces the information under the heading "HOW THE FUND IS MANAGED AND ORGANIZED - WRL Janus Growth" on page 16:

EDWARD KEELY has served as manager of this portfolio since January 2000. He previously served as co-portfolio manager of this portfolio since January 1999. Prior to joining Janus in 1998, Mr. Keely was a senior vice president of investments at Founders.